SCHEDULE OF MATURITIES OF THE FINANCE LEASE TO THE FINANCE LEASE LIABILITIES (Details)	Mar. 31, 2023 USD ($)
Leases
2023	$ 245,322
2024	255,135
2025	108,457
Total lease payments	608,914
Less: imputed interest	(113,974)
Present value of lease liabilities	$ 494,940